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                    [Van Kampen Investments Inc. Letterhead]


                                                                         497(j)



                                January 3, 2006



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re:  Van Kampen Corporate Bond Fund -- Rule 497(j) Filing
        (File Nos. 2-21819 and 811-2423)

Ladies and Gentlemen:

      Van Kampen Corporate Bond Fund (the "Registrant") filed via EDGAR on December 20, 2005 an electronically signed copy of Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "1933 Act Rules"), and the Investment Company Act of 1940, as amended.

      In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses and Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

      Should the staff have any questions regarding the foregoing, please contact the undersigned at (212) 762-5262 or Charles B. Taylor at (312) 407-0863.


                                                Very truly yours,



                                                /s/ Lou Anne McInnis
                                                -------------------------
                                                Lou Anne McInnis
                                                Assistant Secretary